Leases - Additional Information (Detail) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019
Lessee, Lease, Description [Line Items]
Operating lease right of use assets	$ 31,254	$ 28,171	$ 22,045
Operating lease liabilities	32,964	29,605
Finance lease right of use assets	41,521	36,904	$ 19,088
Finance lease liabilities	$ 44,417	$ 38,935
Accounting Standards Update 2016-02
Lessee, Lease, Description [Line Items]
Operating lease right of use assets				$ 21,700
Operating lease liabilities				22,400
Finance lease right of use assets				1,200
Finance lease liabilities				$ 1,200
Real Estate Used For Dispensaries Production And Corporate Offices | Minimum
Lessee, Lease, Description [Line Items]
Operating lease term lessee			5 years
Real Estate Used For Dispensaries Production And Corporate Offices | Maximum
Lessee, Lease, Description [Line Items]
Operating lease term lessee			10 years
Passenger Vehicles Trucks And Equipment | Minimum
Lessee, Lease, Description [Line Items]
Operating lease term lessee			3 years
Passenger Vehicles Trucks And Equipment | Maximum
Lessee, Lease, Description [Line Items]
Operating lease term lessee			5 years